Business Description (Tables)	6 Months Ended
Sep. 30, 2024
Business Description [Abstract]
Schedule of Company’s Principal Subsidiaries

As of September 30, 2024, the Company’s principal subsidiaries are as follows:

Date of
	incorporation /	Place of	Percentage of
	acquisition	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
We Health Limited (“We Health”)	July 8, 2021	New York	100% held by the Company	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51% held by We Health	Investment holding
Akso Medi-care Limited (“Akso Medi-care”)	December 4, 2023	Hong Kong	100% held by the Company	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100% held by We Health	Provision of health treatment services
Akso Online MediTech Co., Ltd. (“Akso Online MediTech”)	January 4, 2022	Wyoming	100% held by We Health	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100% held by We Health	Provision of health treatment services
Tianjin Akso Enterprise Management Co., Limited. (“Tianjin Akso”)	January 16, 2024	PRC	100% held by Akso Medi-care	Provision of consultancy support and information service
Qindao Akso Health Management Co., Limited (“Qingdao Akso”)	January 26, 2022	PRC	100% held by We Healthy	Provision of health treatment services
Tianjin Wangyi Cloud Technology Co., Ltd. (“Tianjin Wangyi Cloud”)	April 15, 2024	PRC	75% held by Tianjin Akso	Provision of health treatment services
Tianjin Deyihui Internet Hospital Co., Ltd. (“Deyihui Hospital”)	April 15, 2024	PRC	100% held by Tianjin Wangyi Cloud	Provision of health treatment services
Tianjin Deyihui Clinic Co., Ltd. (“Deyihui Clinic”)	April 15, 2024	PRC	100% held by Tianjin Wangyi Cloud	Provision of health treatment services